INCOME STATEMENT DETAILS (Schedule of Significant Changes in Contract Liabilities) (Details) - ILS (₪) ₪ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Balance at December 31, 2018		₪ 41
Balance as at December 31, 2019		45	[1]	₪ 41
Deferred revenues from Hot mobile [Member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2018	[2]	164		195
Revenue recognized that was included in the contract liability balance at the beginning of the year		(31)		(31)
Increases due to cash received, excluding amounts recognized as revenues during the year	[2]
Balance as at December 31, 2019	[2]	133		164
Other deferred revenues [Member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2018	[2]	45		46
Revenue recognized that was included in the contract liability balance at the beginning of the year		(19)		(21)
Increases due to cash received, excluding amounts recognized as revenues during the year	[2]	27		20
Balance as at December 31, 2019	[2]	₪ 53		₪ 45

[1]	See Note 2 regarding the adoption of IFRS 16 - Leases.
[2]	Current and non-current deferred revenues.